Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 14, 2011
Registrant Name	dei_EntityRegistrantName	ZIEGLER LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001261788
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 14, 2011
ZIEGLER LOTSOFF CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND (Prospectus Summary) | ZIEGLER LOTSOFF CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND | ZIEGLER LOTSOFF CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ZLSCX